Note 10 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Amount	$ 42,742
Estimated weighted average amortization period (Year)	7 years 146 days
Customer Lists and Relationships [Member]
Amount	$ 29,475
Estimated weighted average amortization period (Year)	10 years
Trademarks and Trade Names [Member]
Amount	$ 2,817
Estimated weighted average amortization period (Year)	2 years
Brokerage Backlog [Member]
Amount	$ 10,168
Estimated weighted average amortization period (Year)	1 year 109 days
Other Intangible Assets [Member]
Amount	$ 282
Estimated weighted average amortization period (Year)	3 years